Summary of Significant Accounting Policies - Schedule of Disaggregation of the Company’s Revenues from Continuing Operations (Details) - USD ($)	12 Months Ended
	Sep. 30, 2025	Sep. 30, 2024	Sep. 30, 2023
Schedule of Disaggregation of the Company’s Revenues from Continuing Operations [Line Items]
Revenue	$ 19,151,257	$ 16,525,922	$ 8,129,363
Net revenues	20,486,067	18,222,160	9,163,101
Battery Cells and Packs Segment [Member]
Schedule of Disaggregation of the Company’s Revenues from Continuing Operations [Line Items]
Revenue	18,781,695	16,318,839	8,001,323
Net revenues	18,781,695	16,318,839	8,001,323
Sales of self-manufactured battery cells, battery packs, e-bicycles, electronic control system and intelligent robots [Member]
Schedule of Disaggregation of the Company’s Revenues from Continuing Operations [Line Items]
Revenue	1,069,278	1,401,783	834,148
Net revenues	1,069,278	1,401,783	834,148
Others [Member]
Schedule of Disaggregation of the Company’s Revenues from Continuing Operations [Line Items]
Net revenues	635,094	501,538	327,630
Sales of Products [Member]
Schedule of Disaggregation of the Company’s Revenues from Continuing Operations [Line Items]
Net revenues	53,408	97,495
Maintenance services [Member]
Schedule of Disaggregation of the Company’s Revenues from Continuing Operations [Line Items]
Net revenues	581,686	395,246	184,029
Other services [Member]
Schedule of Disaggregation of the Company’s Revenues from Continuing Operations [Line Items]
Net revenues		$ 8,797	$ 143,601